Standards issued but not yet effective	12 Months Ended
Dec. 31, 2019
3. Standards issued but not yet effective

Up to the date of issue of these financial statements, the following standards and interpretations had been issued which are not mandatory for the year ended December 31, 2019 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
Definition of Material – Amendments to IAS 1 and IAS 8	January 1, 2020
Definition of a Business – Amendments to IFRS 3	January 1, 2020
Revised Conceptual Framework for Financial Reporting	January 1, 2020

Management anticipates that all of the relevant pronouncements will be adopted by the Group for the first period following the effective date of the pronouncement. Information on new standards and amendments, that are expected to be relevant, is provided below.

Definition of Material – Amendments to IAS 1 and IAS 8

Amendments were made to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors which use a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information.

In particular, the amendments clarify that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and the meaning of “primary users of general purpose financial statements” to whom those financial statements are directed, by defining them as “existing and potential investors, lenders and other creditors’ that must rely on general purpose financial statements for much of the financial information they need.

               Definition of a Business – Amendments to IFRS 3

The amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term “outputs” is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits.

The amendments will likely result in more acquisitions being accounted for as asset acquisitions.

Revised Conceptual Framework for Financial Reporting

Key changes in a revised Conceptual Framework include:

•	increasing the prominence of stewardship in the objective of financial reporting

•	reinstating prudence as a component of neutrality

•	defining a reporting entity, which may be a legal entity, or a portion of an entity

•	revising the definitions of an asset and a liability

•	removing the probability threshold for recognition and adding guidance and derecognition

•	adding guidance on different measurement basis; and

•	stating that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled where this enhances the relevance or faithful representation of the financial statements.

 No changes will be made to any of the current accounting standards. However, entities that rely on the Framework in determining their accounting policies for transactions, events or conditions that are not otherwise dealt with under the accounting standards will need to apply the revised Framework from January 1, 2020. These entities will need to consider whether their accounting policies are still appropriate under the revised Framework.

There are no other IFRSs or related interpretations that are not yet effective that would be expected to have a material impact on the Group’s consolidated financial statements.